Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
Columbia International Dividend Income Fund - Institutional 3 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Average Annual Return, Percent	[1]	18.46%	8.18%	5.20%
Columbia International Dividend Income Fund - Institutional 2 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Average Annual Return, Percent	[1]	18.39%	8.13%	5.13%
Columbia International Dividend Income Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent	[1]	18.23%	7.98%	4.98%
Columbia International Dividend Income Fund - Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Advisor Class
Average Annual Return, Percent	[1]	18.22%	7.98%	4.98%
Columbia International Dividend Income Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Average Annual Return, Percent	[1]	11.11%	6.45%	4.10%
Without Sales Load [Member] | Columbia International Dividend Income Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (excluding sales charges)
Average Annual Return, Percent	[1]	17.92%	7.71%	4.72%
MSCI ACWI ex USA Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent		18.21%	7.56%	4.42%
MSCI ACWI ex USA Value Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Value Index (Net)
Average Annual Return, Percent		19.40%	8.05%	3.42%

[1]	The Fund's performance prior to September 2020 reflects returns achieved according to different principal investment strategies. If the Fund's current strategies had been in place for the prior periods, results shown may have been different.